SCHEDULE OF WARRANTS ACTIVITIES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 23, 2020	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Warrants, Outstanding, Beginning Balance		262,725,000
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.23875
Warrants, Granted		40,925,000	262,725,000
Weighted Average Exercise Price, Outstanding, Granted		$ 0.82643	$ 0.0023875
Warrants, Exercised		(20,000,000)
Weighted Average Exercise Price, Outstanding, Exercised		$ 0.20
Warrants, Exercised		20,000,000
Warrants, Forfeited
Weighted Average Exercise Price, Outstanding, Forfeited
Warrants, Expired
Weighted Average Exercise Price, Outstanding, Expired
Warrants, Outstanding, Ending Balance		283,650,000	262,725,000
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 1.00	$ 0.32627	$ 0.23875
Warrants, Intrinsic Value		$ 18,400,000	$ 104,800,000
Warrants, Weighted Average Remaining Contractual Life	1 year	2 years 2 months 8 days	1 year 10 months 17 days